Cover	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 21, 2023
Entity File Number	000-54892
Entity Registrant Name	STARCO BRANDS, INC
Entity Central Index Key	0001539850
Entity Tax Identification Number	27-1781753
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	250 26th Street, Suite 200
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90402
City Area Code	(323)
Local Phone Number	266-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	STCB
Entity Emerging Growth Company	false